Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block [Abstract]
LEASES

22. LEASES

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the course of 2022, the Group entered into a new lease agreement for its London office. Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.

Right-of-use assets	31 Dec 2022	31 Dec 2021
	$000	$000
At 1 January 2022	-	357
Additions	448	-
Depreciation	(50)	(133)
Disposal of lease	-	(224)
Exchange differences	(26)	-
	372	-

Lease Liabilities	31 Dec 2022	31 Dec 2021
	$000	$000
At 1 January 2022	-	555
Additions	448	-
Interest expense	6	13
Lease payments	(61)	(174)
Exchange differences	(28)	-
Disposal of lease	-	(394)
	365	-

Lease liabilities are presented in the consolidated statement of financial; position as follows:

	31 Dec 2022	31 Dec 2021
	$000	$000
Current	122	-
Non-current	243	-
	365	-

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2022 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	139	139	104	-	382
Finance Charges	(9)	(6)	(2)	-	(17)
Net Present Values	130	133	102	-	365

The total net cash outflow for leases in the year to 31 December 2022 was $55k..